Finance debt (Details 3) - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Proceeds from finance debt		$ 62	$ 330
Repayment of principal	[1]	(1,445)	(5,363)
Net Cash Used In Financing Activities [Member]
IfrsStatementLineItems [Line Items]
Proceeds from finance debt		62	330
Repayment of principal		(1,482)	(5,477)
Repayment of interest		(1,004)	(916)
Finance Debt [Member] | Changes In Finance Debt [Member]
IfrsStatementLineItems [Line Items]
Proceeds from finance debt		62	330
Repayment of principal		(1,445)	(5,363)
Repayment of interest		(990)	(915)
Finance Debt [Member] | Repurchase Of Debt Securities [Member]
IfrsStatementLineItems [Line Items]
Repayment of principal			(110)
Finance Debt [Member] | Deposits Financing [Member]
IfrsStatementLineItems [Line Items]
Repayment of principal	[2]	(37)	(4)
Repayment of interest	[2]	$ (14)	$ (1)

[1]	It includes pre-payments.
[2]	Deposits linked to finance debt with China Development Bank, with semiannual settlements in June and December.